INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INVENTORIES
Inventory, gross	¥ 34,032	$ 4,662	¥ 40,922
Less: inventory provision	(591)	(81)	(575)
Total inventories	33,441	4,581	40,347
Medicine
INVENTORIES
Inventory, gross	2,740	375	4,036
Medical material
INVENTORIES
Inventory, gross	30,457	4,173	36,037
Low-value consumables
INVENTORIES
Inventory, gross	¥ 835	$ 114	¥ 849